VARIABLE INTEREST ENTITIES Q (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Unfunded Commitments	$ 55,600	$ 69,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	566,318	541,531
Unfunded Commitments	55,631	69,019
Maximum Exposure	621,949	610,550
Sponsored Investment Funds | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	359,580	398,386
Unfunded Commitments	43,337	56,725
Maximum Exposure	402,917	455,111
Other VIE’s | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	206,738	143,145
Unfunded Commitments	12,294	12,294
Maximum Exposure	$ 219,032	$ 155,439